Intangibles and Other Assets - Estimated Future Amortization Expense for Intangible Assets Over Next Five Years (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Estimated future amortization expense
2014	$ 536	$ 715
2015	615	615
2016	567	567
2017	400	400
2018	$ 300	$ 300